IFRS 7 Disclosure (Summary of Deposit Funding) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 983,528	$ 975,433
Canadian [member] | P&C Deposits [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	556,475	529,078
U.S. [member] | P&C Deposits [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 427,053	$ 446,355